Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Line of credit with the FHLB	$ 1,525,000	$ 1,525,000